Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (3,042,400)	$ (3,985,800)
Investing activities:
Purchases of digital assets	(997,000)	(1,349,800)
Investment in an equity investee	(50,000)
Investment in trading securities		(19,100)
Redemption of trading securities		17,600
Repayment of loans from a related party		111,900
Net cash used in investing activities	(1,047,000)	(1,239,400)
Financing activities:
Subscription fees from investors		360,400
Net cash provided by financing activities		360,400
Net changes in cash and cash equivalents	(4,089,400)	(4,864,800)
Cash, cash equivalents, beginning of period	7,297,400	8,870,800
Cash, cash equivalents, end of period	3,208,000	4,006,000
Supplemental Cash Flow Information
Payment of interest expenses
Payment of income tax expenses	1,600
Non-cash Investing and Financing activities
Purchase of digital assets in the form of USDT		636,300
Investment in an equity investee in the form of USDT	1,200,000
Payable for investment in an equity investee	300,000
Settlement of loans receivable due from an equity investee through increase in investment in the equity investee	$ 780,000